Accounts Receivable - Summary of Accounts Receivable (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Accounts Receivable Net [Abstract]
Accounts receivable	¥ 661,951	$ 103,875	¥ 434,720
Allowance for credit losses	(924)	(145)	(12,496)	$ (1,961)	¥ (4,770)
Accounts receivable, net	¥ 661,027	$ 103,730	¥ 422,224